Divestitures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 16, 2024
Revenues	$ 42,940,136	$ 44,631,115	$ 52,969,670
Net income	(3,565,285)	5,017,546	2,586,196
Tantech Charcoal [Member]
Gain on disposition	1,008,290
Revenues	6,331,354	43,045,679	49,010,850
Net income	1,385,657	8,142,194	5,851,977
USCNHK [Member]
Revenues	0	0	0
Net income	614,871	$ 3,240,482	$ (693,216)
Gain/loss on disposition of subsidiaries	$ 2,023,033
Third party transaction	Hangzhou Tanbo Technology Co., Ltd. and Lishui Xincai Industrial Co., Ltd., to the third party for $1,269 (approximately HKD10,000)
Zhejiang Tantech Bamboo Charcoal Co., Ltd
Equity interest				100.00%
Consideration				$ 246,599